Accumulated Other Comprehensive Income ("AOCI") (Tables)	12 Months Ended
Dec. 31, 2015
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Summaries of the Changes in Accumulated Other Comprehensive Income (Loss), Net of Tax

Summaries of the changes in accumulated other comprehensive income (loss), net of tax, by component for the years ended December 31, 2014, and December 31, 2015 are as follows:

(in millions)	Foreign Currency Translation	Gains and Losses on Cash Flow Hedges	Pension & Postretirement	Total
Balance at December 31, 2013	$34.2	$(0.4)	$(32.6)	$1.2
Other comprehensive loss before reclassifications	(16.9)	(1.4)	(4.8)	(23.1)
Amounts reclassified from accumulated other comprehensive income	—	0.8	0.4	1.2

Net current period other comprehensive loss	(16.9)	(0.6)	(4.4)	(21.9)

Balance at December 31, 2014	$17.3	$(1.0)	$(37.0)	$(20.7)

Other comprehensive (loss) income before reclassifications	(25.2)	(3.8)	1.1	(27.9)
Amounts reclassified from accumulated other comprehensive income	—	3.0	1.1	4.1

Net current period other comprehensive (loss) income	(25.2)	(0.8)	2.2	(23.8)

Balance at December 31, 2015	$(7.9)	$(1.8)	$(34.8)	$(44.5)